Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchanges Rates	The exchanges rates used for translation from Euro to US$ are as follows:
	October 4, 2023	June 30, 2023
Year-end spot rate	EUR 1 = US$1.0518	EUR 1 = US$1.0920
Average rate for the period	EUR 1 = US$1.0877	EUR 1 = US$1.0888
The exchanges rates used for translation from Euro to US$ are as follows:
	October 4, 2023	March 31, 2023
Year-end spot rate	EUR 1 = US$1.0518	EUR 1 = US$1.0872
Average rate for the year	EUR 1 = US$1.0877	EUR 1 = US$1.0414

Schedule of Estimated Annual Deprecation Rate	The estimated annual deprecation rate of these assets are generally as follows:
Category	Depreciation rate	Estimated residual value
Office equipment	3 years	Nil
Leasehold improvements	Shorter of lease term or 3 years	Nil
The estimated annual deprecation rate of these assets are generally as follows:
Category	Depreciation rate	Estimated residual value
Office equipment	3 years	Nil
Leasehold improvements	Shorter of lease term or 3 years	Nil